Optionally Convertible Promissory Notes	12 Months Ended
Dec. 31, 2021
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Abstract]
Optionally convertible promissory notes
34	Optionally convertible promissory notes
On September 30, 2020, the Company issued optionally convertible promissory notes with a principal amount of USD1,158 million (equivalent of approximately RMB7,884 million) to certain holders of the Company’s Class C ordinary shares as part of the
C-round
restructuring. The optionally convertible promissory notes will mature on September 30, 2023 and bear interest on the outstanding principal amount at the rate of six percent per annum. The holder of the optionally convertible promissory notes shall have the right (but not the obligation) to require the Company to convert all or any portion of the outstanding principal amount of the optionally convertible promissory notes into the Company’s ordinary shares during the period between the completion of the IPO and September 29, 2023. The number of ordinary shares to be issued is determined by dividing the outstanding principal amounts of the optionally convertible promissory notes so converted by the conversion price of approximately USD30.07 (“Conversion Price”) per share, subject to certain anti-dilution adjustments if applicable. Further, at any time during the period commencing on the first anniversary of the completion of the IPO and ending on September 29, 2023, the Company has the right (but not the obligation) to convert all (but not less than all) of the outstanding principal amount of the optionally convertible promissory notes into the Company’s ordinary shares so long as the closing price of its ordinary share (represented by ADSs) for each of any 20 trading days occurring within a period of 30 consecutive trading days is at least 125% of the Conversion Price. The number of ordinary shares to be issued to the holders of optionally convertible promissory notes under this circumstance is determined by dividing the outstanding principal amount by the applicable Conversion Price, subject to adjustments, if applicable.
The Group measured the liability component of optionally convertible promissory notes at initial recognition based on its best estimate of the present value of the redemption amount and recognized the residual between the fair value of the entire optionally convertible promissory notes and the fair value of the liability component to the equity component to reflect the value of conversion rights. Subsequent to initial recognition, the liability component of convertible promissory note is measured at amortized cost using effective interest rate method with interest expenses recorded in the finance costs. The equity component will not be re-measured
subsequently.

	Liabilities	Equity
	RMB’000	RMB’000
Initial recognition upon C-round restructuring	7,762,475	1,489,748
Interest accrued at effective interest rate	127,509	—
Exchange differences	(359,442)	—
Carrying value as of December 31, 2020	7,530,542	1,489,748
Interest accrued at effective interest rate	495,079	—
Interest paid	(446,953)	—
Exchange differences	(173,565)	—

Carrying value as of December 31, 2021	7,405,103	1,489,748